Financial risk management (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Exports affecting the statement of income	$ 6,515	$ (8,340)	$ 5,487
Foreign exchange variation	4,659	(8,459)	$ 2,268
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Amounts designated	72,080	65,900
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	34,537
Exports affecting the statement of income	(14,732)
Principal repayments / amortization	(13,625)
Nominal value of hedging instrument (finance debt and lease liability)	93,553
Non Derivative Financial Instruments [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Amounts designated	396,615	$ 408,073
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	192,239
Exports affecting the statement of income	(82,271)
Principal repayments / amortization	(75,867)
Foreign exchange variation	(45,559)
Nominal value of hedging instrument (finance debt and lease liability)	$ 514,768